CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total	Total	Share capital and premium	Other reserves	Retained profits	Other equity instruments	Non-controlling interests
Beginning balance at Dec. 31, 2021		£ 40,772	£ 36,410	£ 2,174	£ 5,400	£ 28,836	£ 4,268	£ 94
Comprehensive income
Profit for the period		2,441	2,313			2,313	114	14
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(207)	(207)			(207)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		8	8		8
Equity shares		(1)	(1)		(1)
Gains and losses attributable to own credit risk, net of tax		294	294			294
Movements in cash flow hedging reserve, net of tax		(2,604)	(2,604)		(2,604)
Movements in foreign currency translation reserve, net of tax		38	38		38
Total other comprehensive loss for the period, net of tax		(2,472)	(2,472)		(2,559)	87
Total comprehensive income (loss) for the period	[1]	(31)	(159)		(2,559)	2,400	114	14
Transactions with owners
Dividends		(20)						(20)
Distributions on other equity instruments		(114)					(114)
Capital contributions received		110	110			110
Return of capital contributions		(2)	(2)			(2)
Total transactions with owners		(26)	108			108	(114)	(20)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0			1	(1)
Ending balance at Jun. 30, 2022	[2]	40,715	36,359	2,174	2,842	31,343	4,268	88
Comprehensive income
Profit for the period		2,353	2,215			2,215	127	11
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(1,945)	(1,945)			(1,945)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		(39)	(39)		(39)
Equity shares		0
Gains and losses attributable to own credit risk, net of tax		70	70			70
Movements in cash flow hedging reserve, net of tax		(2,113)	(2,113)		(2,113)
Movements in foreign currency translation reserve, net of tax		53	53		53
Total other comprehensive loss for the period, net of tax		(3,974)	(3,974)		(2,099)	(1,875)
Total comprehensive income (loss) for the period	[3]	(1,621)	(1,759)		(2,099)	340	127	11
Transactions with owners
Dividends		(17)						(17)
Distributions on other equity instruments		(127)					(127)
Capital contributions received		111	111			111
Return of capital contributions		(2)	(2)			(2)
Total transactions with owners		(35)	109			109	(127)	(17)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
Ending balance at Dec. 31, 2022	[4]	39,059	34,709	2,174	743	31,792	4,268	82
Comprehensive income
Profit for the period		2,590	2,417			2,417	161	12
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(92)	(92)			(92)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		161	161		161
Equity shares		0	0		0
Gains and losses attributable to own credit risk, net of tax		(61)	(61)			(61)
Movements in cash flow hedging reserve, net of tax		(483)	(483)		(483)
Movements in foreign currency translation reserve, net of tax		(58)	(58)		(58)
Total other comprehensive loss for the period, net of tax		(533)	(533)		(380)	(153)
Total comprehensive income (loss) for the period	[5]	2,057	1,884		(380)	2,264	161	12
Transactions with owners
Dividends		(1,930)	(1,900)			(1,900)		(30)
Distributions on other equity instruments		(161)					(161)
Issue of other equity instruments		745	(5)			(5)	750
Capital contributions received		94	94			94
Return of capital contributions		0
Total transactions with owners		(1,252)	(1,811)			(1,811)	589	(30)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
Ending balance at Jun. 30, 2023	[6]	£ 39,864	£ 34,782	£ 2,174	£ 363	£ 32,245	£ 5,018	£ 64

[1]	Total comprehensive income attributable to owners of the parent was a loss of £45 million
[2]	Total equity attributable to owners of the parent was £40,627 million.
[3]	Total comprehensive income attributable to owners of the parent was a loss of £1,632 million.
[4]	Total equity attributable to owners of the parent was £38,977 million
[5]	Total comprehensive income attributable to owners of the parent was £2,045 million.
[6]	Total equity attributable to owners of the parent was £39,800 million.